Impairment of Non-Financial Assets - Schedule of Significant Goodwill Allocated (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
AD2 [Member]
Schedule of Significant Goodwill Allocated [Line Items]
Sales (annual growth rate)	4.30%	3.50%
Budgeted gross margin	44.30%	43.40%
Annual capital expenditure (in Dollars)	$ 19,090	$ 18,298
Long-term growth rate	1.50%	1.50%
Pre-tax discount rate	10.60%	13.60%
AD2 [Member] | Bottom of Range [Member]
Schedule of Significant Goodwill Allocated [Line Items]
Operating expense	32.00%	41.00%
AD2 [Member] | Bottom of Range [Member]
Schedule of Significant Goodwill Allocated [Line Items]
Operating expense	35.00%	42.00%
SC+ST [Member]
Schedule of Significant Goodwill Allocated [Line Items]
Sales (annual growth rate)	1.00%
Budgeted gross margin	23.00%	23.00%
Annual capital expenditure (in Dollars)	$ 9,545	$ 9,149
Long-term growth rate	1.50%	1.50%
Pre-tax discount rate	13.00%	15.60%
SC+ST [Member] | Bottom of Range [Member]
Schedule of Significant Goodwill Allocated [Line Items]
Sales (annual growth rate)		1.00%
Operating expense	10.00%	5.00%
SC+ST [Member] | Bottom of Range [Member]
Schedule of Significant Goodwill Allocated [Line Items]
Sales (annual growth rate)		11.00%
Operating expense	11.00%	6.00%
POLYDICE [Member]
Schedule of Significant Goodwill Allocated [Line Items]
Budgeted gross margin		85.00%
Annual capital expenditure (in Dollars)		$ 13,724
Long-term growth rate	1.40%	1.50%
Pre-tax discount rate	11.30%	13.40%
POLYDICE [Member] | Bottom of Range [Member]
Schedule of Significant Goodwill Allocated [Line Items]
Sales (annual growth rate)	6.30%	(62.00%)
Budgeted gross margin	31.70%
Operating expense	27.50%	95.00%
Annual capital expenditure (in Dollars)	$ 236,392
POLYDICE [Member] | Bottom of Range [Member]
Schedule of Significant Goodwill Allocated [Line Items]
Sales (annual growth rate)	6.20%	10.00%
Budgeted gross margin	27.50%
Operating expense	25.20%	125.00%
Annual capital expenditure (in Dollars)	$ 230,003
MG [Member]
Schedule of Significant Goodwill Allocated [Line Items]
Sales (annual growth rate)	10.00%
Budgeted gross margin	100.00%
Annual capital expenditure (in Dollars)	$ 4,773
Long-term growth rate	1.50%	1.30%
Pre-tax discount rate	11.80%	10.40%
MG [Member] | Bottom of Range [Member]
Schedule of Significant Goodwill Allocated [Line Items]
Sales (annual growth rate)		11.10%
Budgeted gross margin		30.20%
Operating expense	39.00%	23.10%
Annual capital expenditure (in Dollars)		$ 217,642
MG [Member] | Bottom of Range [Member]
Schedule of Significant Goodwill Allocated [Line Items]
Sales (annual growth rate)		14.90%
Budgeted gross margin		36.80%
Operating expense	52.00%	26.50%
Annual capital expenditure (in Dollars)		$ 684,932
Dragon Marketing [Member]
Schedule of Significant Goodwill Allocated [Line Items]
Budgeted gross margin		100.00%
Operating expense		54.00%
Annual capital expenditure (in Dollars)		$ 4,575
Long-term growth rate		2.00%
Pre-tax discount rate		13.50%
Dragon Marketing [Member] | Bottom of Range [Member]
Schedule of Significant Goodwill Allocated [Line Items]
Sales (annual growth rate)		10.00%
Dragon Marketing [Member] | Bottom of Range [Member]
Schedule of Significant Goodwill Allocated [Line Items]
Sales (annual growth rate)		13.00%